SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating leases weighted average remaining term	6 years 4 months 24 days	6 years 7 months 6 days
Finance leases weighted average remaining term	9 months 18 days	2 years